Accounts Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013
Accounts Receivables [Line Items]
Customer trade receivables	$ 5,777,000	$ 4,884,000
Non accrual [Member]
Accounts Receivables [Line Items]
Customer trade receivables	200,000	300,000
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year.
Outstanding amount of receivables	$ 2,700,000	$ 2,900,000